Operating segment information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating segment information
NOTE 6: OPERATING SEGMENT INFORMATION
The chief operating decision-maker (CODM), who is responsible for making strategic decisions, allocating resources and assessing performance of the Group, has been identified as the Board of Directors.
Since the acquisition of the oncological platform in 2015, the Management and the CODM have determined that there are two operating segments, being:

•	The immuno-oncology segment regrouping all assets developed based on the CAR-T cell platform.

•	The cardiology segment, regrouping the Cardiopoiesis platform, the Corquest Medical, Inc. (Corquest) platform and C-Cath ez ; and
Although the Group is currently active in Europe and in the US, no geographical financial information is currently available given the fact that the core operations are currently still in a study phase. No disaggregated information on product level or geographical level or any other level currently exists and hence also not considered by the Board of Directors for assessing performance or allocating resources.
The CODM does not review assets by segments, hence no segment information per assets is disclosed. At reporting date, the main Group’s non-current assets are located in Belgium.

€’000	For the year ended December 31, 2018
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	2 399	—	—	2 399
Revenue recognized over time	—	716	—	716
Total Revenue	2 399	716	—	3 115
Cost of Sales	—	—	—	—
Gross Profit	2 399	716	—	3 115
Research & Development expenses	(375)	(23 202)	—	(23 577)
General & Administrative expenses	—	—	(10 387)	(10 387)
Change in fair value of contingent consideration	—	(5 604)	—	(5 604)
Net Other income/(loss)	(686)	(1 161)	130	(1 717)
Operating Profit/(Loss)	1 338	(29 251)	(10 257)	(38 170)

Net financial income/(loss)	—	—	742	742
Profit/(Loss) before taxes	1 338	(29 251)	(9 515)	(37 428)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2018	1 338	(29 251)	(9 515)	(37 427)

In 2018, the Group entered into a license agreement with Mesoblast relating to the C-Cath
ez
device, in the Cardiology segment, resulting in €2.4 million revenue recognized. See disclosure note 24.

€’000	For the year ended December 31, 2019
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	6	—	—	6
Revenue recognized over time	—	—	—	—
Total Revenue	6	—	—	6
Cost of Sales	—	—	—	—
Gross Profit	6	—	—	6
Research & Development expenses	(146)	(25 049)	—	(25 196)
General & Administrative expenses	—	—	(9 070)	(9 070)
Change in fair value of contingent consideration	—	433	—	433
Net Other income/(loss)	63	4 795	90	4 948
Operating Profit/(Loss)	(78)	(19 821)	(8 979)	(28 879)

Net financial income/(loss)	212	(183)	211	239
Profit/(Loss) before taxes	134	(20 005)	(8 769)	(28 640)
Income Taxes	—	—	8	8
Profit/(Loss) for the year 2019	134	(20 005)	(8 761)	(28 632)

Since mid 2016, the Group is fully focused on the development of its immuno-oncology platform. Therefore, for the year ended December 31, 2020, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

€’000	For the year ended December 31, 2020
	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(124)	(21 398)	—	(21 522)
General & Administrative expenses	—	—	(9 315)	(9 315)
Change in fair value of contingent consideration	—	9 228	—	9 228
Net Other income/(loss)	(2)	4 582	38	4 617
Operating Profit/(Loss)	(121)	(7 589)	(9 277)	(16 987)

Net financial income/(loss)	(33)	(182)	(3)	(217)
Profit/(Loss) before taxes	(154)	(7 771)	(9 280)	(17 204)
Income Taxes	—	—	—	—
Profit/(Loss) for the year 2020	(154)	(7 771)	(9 280)	(17 204)